Significant Accounting Policies - Summary Financial Information of VIEs and their Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
Cash, cash equivalents and restricted cash	¥ 507,229	¥ 763,800	¥ 753,642	$ 69,490
Short-term investments	276,029	142,084		37,816
Prepaid expenses and other current assets	96,916	109,018		13,277
Total current assets	884,313	1,031,754		121,150
Property and equipment, net	758,215	786,670		103,875
Right-of-use assets	110,154	135,820		15,091
Total non-current assets	1,236,850	1,086,752		169,448
TOTAL ASSETS	2,121,163	2,118,506		290,598
Accrued expenses and other current liabilities	404,865	409,691		55,469
Deferred revenue, current	382,047	553,812		52,340
Lease liabilities, current	8,317	8,019		1,139
Total current liabilities	801,383	1,010,176		109,791
Deferred revenue, non-current	534,463	560,111		73,221
Lease liabilities, non-current	137,040	157,269		18,774
Other non-current liabilities	7,309	6,994		1,001
TOTAL LIABILITIES	1,521,305	1,842,957		$ 208,419
Net revenues	1,669,295	1,369,285	1,076,379
Net income	525,531	716,487	376,082
Net cash generated from operating activities	834,086	619,233	502,168
Net cash (used in)/generated from investing activities	102,846	(28,038)	¥ (11,166)
VIEs
Variable Interest Entity [Line Items]
Cash, cash equivalents and restricted cash	44,943	113,834
Short-term investments	0	102,380
Prepaid expenses and other current assets	49,279	39,309
Total current assets	96,931	259,589
Property and equipment, net	202,781	212,242
Right-of-use assets	106,567	131,694
Total non-current assets	356,974	408,748
TOTAL ASSETS	453,905	668,337
Accrued expenses and other current liabilities	228,825	193,631
Deferred revenue, current	281,776	272,739
Lease liabilities, current	7,780	7,760
Total current liabilities	518,381	474,130
Deferred revenue, non-current	107,441	124,807
Lease liabilities, non-current	133,994	153,686
Other non-current liabilities	1,415	1,287
TOTAL LIABILITIES	¥ 761,231	¥ 753,910